RIGHT OF USE ASSETS AND LEASE LIABILITY	6 Months Ended
Jun. 30, 2026
Lessor Disclosure [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITY

NOTE 6:  RIGHT OF USE ASSETS AND LEASE LIABILITY

The Company leases its principal offices in Tel Aviv, Israel. In May 2026, the Company extended the lease for an additional one-year period through July 31, 2027. The Company may terminate the lease upon four months’ prior notice. Monthly rent is $5, linked to the CPI. Lease expenses for the six months ended June 30, 2026 totaled $35, and cash payments for the same period totaled $35. The weighted average remaining lease term is 1 year and the discount rate is 9%.